SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF BUSINESS INTERESTS INTO REPORTABLE SEGMENTS

Nine Months Ended September 30, 2022	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$4,001,670	$905,083	$3,949,772	$62,787	$8,919,312
Gross Profit	4,001,670	(114,387)	(41,462)	62,787	3,908,608
Segment Assets	1,853,474	236,827	454,783	2,111,177	4,689,261
Segment Profit (Loss )	1,320,138	(363,212)	(493,203)	(3,070,562)	(2,606,839)
Cost of Sales	$-	$1,019,470	$3,991,234	$-	$5,010,704

Nine Months Ended September 30, 2021	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$3,653,269	$1,287,296	$2,511,270	$49,700	$7,501,535
Gross Profit	3,652,015	123,470	(319,104)	49,362	3,505,743
Segment Assets	1,487,657	(404,174)	563,396	3,867,221	5,514,101
Segment Profit (Loss)	1,511,809	(89,025)	(2,500,032)	(3,454,295)	(4,531,543)
Cost of Sales	$1,254	$1,163,826	$2,830,374	$338	$3,995,792

Year Ended December 31, 2021	Trxade, Inc.	Community Specialty Pharmacy, LLC	Integra Pharma, LLC	Unallocated	Total
Revenue	$4,924,015	$1,652,841	$3,250,561	$62,016	$9,889,433
Gross Profit	$4,921,084	$156,785	$(393,582)	$61,678	$4,745,965
Segment Assets	$2,273,330	$(431,593)	$565,619	$3,358,808	$5,766,164
Segment Profit/Loss	$1,977,938	$(128,563)	$(2,749,028)	$(4,416,230)	$(5,315,883)

Year Ended December 31, 2020	Trxade, Inc.	Community Specialty Pharmacy, LLC	Integra Pharma, LLC	Unallocated	Total
Revenue	$5,546,746	$1,653,924	$9,877,067	$44,783	$17,122,520
Gross Profit	$5,546,746	107,771	8,374	$44,431	$5,707,322
Segment Assets	$2,076,934	$(457,784)	2,698,357	$5,475,195	$9,792,702
Segment Profit/Loss	$3,309,128	$(900,427)	$(531,092)	$(4,413,660)	$(2,536,051)